iShares®

iShares, Inc.

iShares Trust

Supplement dated September 30, 2016

to the Summary Prospectus, Prospectus and

Statement of Additional Information (the “SAI”) for each of the

iShares Mortgage Real Estate Capped ETF (REM),

iShares MSCI Global Gold Miners ETF (RING),

iShares MSCI Global Metals & Mining Producers ETF (PICK),

iShares MSCI Italy Capped ETF (EWI),

iShares MSCI Malaysia ETF (EWM),

iShares MSCI Russia Capped ETF (ERUS) and

iShares MSCI United Kingdom ETF (EWU)

(each, a “Fund” and together, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.

The Board of Directors of iShares, Inc. and the Board of Trustees of iShares Trust have authorized the following reverse stock splits for each Fund at the ratios indicated below, effective after the close of trading on October 28, 2016. Shares of the Funds will begin trading on a split-adjusted basis on October 31, 2016.

Fund Name	Ticker	Reverse Split Ratio
iShares Mortgage Real Estate Capped ETF	REM	1 for 4
iShares MSCI Global Gold Miners ETF	RING	1 for 2
iShares MSCI Global Metals & Mining Producers ETF	PICK	1 for 2
iShares MSCI Italy Capped ETF	EWI	1 for 2
iShares MSCI Malaysia ETF	EWM	1 for 4
iShares MSCI Russia Capped ETF	ERUS	1 for 2
iShares MSCI United Kingdom ETF	EWU	1 for 2

Also effective as of October 31, 2016, the number of shares in a Creation Unit for each Fund will be decreased as set forth in the table below:

Fund Name	Ticker	Creation Unit Size
iShares Mortgage Real Estate Capped ETF	REM	50,000 shares per unit
iShares MSCI Global Gold Miners ETF	RING	50,000 shares per unit
iShares MSCI Global Metals & Mining Producers ETF	PICK	50,000 shares per unit
iShares MSCI Italy Capped ETF	EWI	75,000 shares per unit
iShares MSCI Malaysia ETF	EWM	75,000 shares per unit
iShares MSCI Russia Capped ETF	ERUS	50,000 shares per unit
iShares MSCI United Kingdom ETF	EWU	100,000 shares per unit

As a result, all references to Creation Unit Size in the Summary Prospectus, Prospectus and SAI for each Fund will be hereby revised to the number of shares per unit stated above.

Post-reverse split fractional shares will be exchanged for cash and sent to the broker of record. This exchange may cause some shareholders to realize gains or losses, which could be a taxable event for those shareholders.

If you have additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IS-A-RS-0916

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